SILVER STREAM DERIVATIVE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Liabilities Abstract
Fair value of derivative liability
Silver Stream derivative liability
Balance, December 31, 2019	$-
Fair value of Silver Stream derivative liability - Initial Recognition on July 2, 2020	(7,378)
Change in fair value during the period	(5,882)
Balance, December 31, 2020	$(13,260)

Fair value assumptions
July 2, 2020
Risk-free interest rate	0.38%
Expected life (years)	5.00 years
Expected volatility(1)	70.65%
Expected dividend yield	Nil